Fair Value	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Fair Value Disclosures [Abstract]
Fair Value

3. Fair Value

The contingent consideration in the unaudited condensed consolidated balance sheets relates to royalty payments in connection with the Heartland Eggs, LLC asset acquisition. The fair value of the contingent consideration was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The following tables presents information about the Company’s financial liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of September 27, 2020, Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$138	$138
Contingent consideration, non-current	—	—	32	32
Total	$—	$—	$170	$170

	Fair Value Measurements as of December 29, 2019, Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$270	$270
Contingent consideration, non-current	—	—	382	382
Total	$—	$—	$652	$652

During the 13-week and 39-week periods ended September 27, 2020 and September 29, 2019, there were no transfers between fair value measurement levels.

During the 13-week periods ended September 27, 2020 and September 29, 2019, the Company recognized unrealized (gains) and losses associated with the fair value of contingent consideration of $8 and $15, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, the Company recognized unrealized (gains) and losses associated with the fair value of contingent consideration of $(342) and $53, respectively.

The following table provides a rollforward of the aggregate fair value of the Company’s contingent consideration, for which fair value is determined using Level 3 inputs:

Balance as of December 29, 2019	$652
Payment of contingent consideration	(47)
Change in fair value	(23)
Balance as of March 29, 2020	$582
Payment of contingent consideration	(42)
Change in fair value	(327)
Balance as of June 28, 2020	$213
Payment of contingent consideration	(51)
Change in fair value	8
Balance as of September 27, 2020	$170

The following table presents the unobservable inputs incorporated into the valuation of contingent consideration:

Unobservable Input	September 27, 2020
Dozens of eggs supplied	2,546,982
Royalty rate per dozen eggs	$0.07
Estimated royalty income	$178
Discount interval (in years)	1.6

4. Fair Value

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of December 30, 2018 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$390	$390
Contingent consideration, net of current portion	—	—	601	601

Total	$—	$—	$991	$991

	Fair Value Measurements as of December 29, 2019 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration, current	$—	$—	$270	$270
Contingent consideration, net of current portion	—	—	382	382

Total	$—	$—	$652	$652

During the year ended December 30, 2018 and December 29, 2019, there were no transfers between Level 1, Level 2 or Level 3.

The contingent consideration in the table above relates to royalty payments in connection with the acquisition of certain assets of Heartland Eggs. The fair value of the contingent consideration was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. See Note 2, “Summary of Significant Accounting Policies.”

The Company used a discounted cash flow valuation technique which incorporates estimates and assumptions to value the contingent consideration. Key estimates and assumptions impacting the fair value measurement include: (i) projected financial information, (ii) market volatility, (iii) risk-adjusted discount rates and (iv) timing of contractual payments.

The following table presents the unobservable inputs incorporated into the valuation of contingent consideration:

Unobservable Input	December 30, 2018	December 29, 2019
Dozens of eggs supplied	16,151,149	10,367,830
Royalty rate per dozen eggs	$0.07	$0.07
Estimated royalty income	$1,131	$726
Discount interval (years)	5.0	4.0

The following table provides a rollforward of the aggregate fair value of the Company’s contingent consideration, for which fair value is determined using Level 3 inputs:

Balance as of December 31, 2017	$1,393
Payment of contingent consideration	(494)
Change in fair value	92

Balance as of December 30, 2018	$991

Payment of contingent consideration	(409)
Change in fair value	70

Balance as of December 29, 2019	$652